Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Typical term (in years) of short-duration employer-group prepaid health services policies			1 year
Number of days notice for employer group to cancel short-duration prepaid health services policies			30 days
Consumer discounts on brand name prescription drugs			50.00%
Member co-share amounts and government subsidies			$ 9,700	$ 7,300	$ 6,300
New Tricare South Region Contract
Significant Accounting Policies [Line Items]
TRICARE Health care cost payments		$ 2,100	3,200	3,200
TRICARE Health care cost reimbursements		2,000	$ 3,200	3,200
Difference between TRICARE health care costs payments and reimbursements		$ 56		5
Equipment | Minimum
Significant Accounting Policies [Line Items]
Useful life			3 years
Equipment | Maximum
Significant Accounting Policies [Line Items]
Useful life			10 years
Computer Software | Minimum
Significant Accounting Policies [Line Items]
Useful life			3 years
Computer Software | Maximum
Significant Accounting Policies [Line Items]
Useful life			7 years
Building | Minimum
Significant Accounting Policies [Line Items]
Useful life			20 years
Building | Maximum
Significant Accounting Policies [Line Items]
Useful life			40 years
Health Care Reform
Significant Accounting Policies [Line Items]
Payment of annual health insurance industry fee	$ 562
Commercial Medical
Significant Accounting Policies [Line Items]
Percentage of premiums and services revenue			18.00%
Reinsurance Contribution
Significant Accounting Policies [Line Items]
Member co-share amounts and government subsidies			$ 281
Payments to HHS			255
Member co-share amounts and government subsidies in excess of payments			26
CMS Reinsurance Subsidies Or Discounts
Significant Accounting Policies [Line Items]
Subsidy And Discount Payments			6,700	4,800
Subsidy And Discount Reimbursements			5,800	4,600
Subsidy And Discount Payments In Excess Of Reimbursements			$ 945	$ 154